TLIC LETTERHEAD

May 2, 2007

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Transamerica Life Insurance Company
Separate Account VUL-A
Legacy Builder Plus and Inheritance Builder Plus (File No. 333-86231)

Gentlemen:

On behalf of the Transamerica Life Insurance Company (“Transamerica”) and the Separate Account VUL-A (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectuses and Statements of Additional Information for certain deferred variable life policies offered by Transamerica through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statements of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed with the Securities and Exchange Commission on April 17, 2007.

Sincerely,

/s/ Priscilla I. Hechler

Priscilla I. Hechler
Assistant Secretary

cc:	Arthur D. Woods, Esq.
Mary Jane Wilson-Bilik, Esq.
Steven Shepard, Esq.